Group assets and liabilities - Accrued investment income and other debtors (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Total accrued investment income, primarily interest receivable	$ 1,071	$ 902
Other debtors	817	1,310
Total accrued investment income and other debtors	1,888	2,212
Analysed as:
Expected to be settled within one year	1,831	2,162
Expected to be settled beyond one year	$ 57	$ 50